May 21, 2008

Supplement

SUPPLEMENT DATED MAY 21, 2008 TO THE PROSPECTUS OF
MORGAN STANLEY FLEXIBLE INCOME TRUST
Dated February 29, 2008

The second and third paragraph of the section of the Prospectus titled ‘‘The Fund — Fund Management’’ is hereby deleted and replaced with the following:

The Fund is managed within the Taxable Fixed-Income team. The team consists of portfolio managers and analysts. Current members of the team jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are W. David Armstrong, Roberto M. Sella, Abigail L. McKenna and Steven K. Kreider, each a Managing Director of the Investment Adviser.

Mr. Armstrong has been associated with the Investment Adviser in an investment management capacity since February 1998 and began managing the Fund in February 2005. Mr. Sella has been associated with the Investment Adviser in an investment management capacity since November 1992 and began managing the Fund in February 2005. Ms. McKenna has been associated with the Investment Adviser in an investment management capacity since August 1996 and began managing the Fund in April 2003. Mr. Kreider has been associated with the Investment Adviser in an investment management capacity since 1988 and began managing the Fund in May 2008.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

DINSPT

May 21, 2008

Supplement

SUPPLEMENT DATED MAY 21, 2008 TO THE STATEMENT OF ADDITIONAL INFORMATION OF
MORGAN STANLEY FLEXIBLE INCOME TRUST
Dated February 29, 2008

The section of the Fund’s Statement of Additional Information entitled ‘‘V. Investment Advisory and Other Services — G. Fund Management — Other Accounts Managed by the Portfolio Managers’’ is hereby revised to delete all references to Henry Choi and to add the following as the fifth paragraph in this section:

As of April 30, 2008, Steven K. Kreider managed 40 registered investment companies with a total of approximately $30.9 billion in assets; no pooled investment vehicles other than registered investment companies; and 42 other accounts with a total of approximately $5.9 billion in assets.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.